UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

VARIABLE INTERNATIONAL ALL CAP

OPPORTUNITY PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 1.0%
Bridgestone Corp.	35,003	$733,472

Automobiles - 2.9%
DaimlerChrysler AG, Registered Shares	14,020	990,477	*
Toyota Motor Corp.	26,900	1,083,373

Total Automobiles		2,073,850

Hotels, Restaurants & Leisure - 4.0%
Carnival PLC	32,100	1,262,652
Greene King PLC	110,872	796,283
William Hill PLC	254,100	736,582

Total Hotels, Restaurants & Leisure		2,795,517

Media - 6.7%
Asatsu-DK Inc.	37,500	1,004,448
Grupo Televisa SA, ADR	54,600	1,339,338	*
Publicis Groupe SA	22,470	1,260,245
Reed Elsevier NV	87,370	1,124,292

Total Media		4,728,323

Multiline Retail - 1.7%
Myer Holdings Ltd.	365,671	1,214,124

Specialty Retail - 0.9%
SHIMAMURA Co., Ltd.	7,271	640,736

TOTAL CONSUMER DISCRETIONARY		12,186,022

CONSUMER STAPLES - 9.0%
Beverages - 1.4%
Anheuser-Busch InBev NV	25,340	179	*
C&C Group PLC	228,841	1,028,398

Total Beverages		1,028,577

Food & Staples Retailing - 1.3%
Aeon Co., Ltd.	77,900	902,808

Food Products - 5.3%
Greencore Group PLC	617,720	1,033,010
Unilever NV, CVA	51,856	1,625,973
Viterra Inc.	87,500	1,061,372

Total Food Products		3,720,355

Tobacco - 1.0%
KT&G Corp.	13,208	687,522

TOTAL CONSUMER STAPLES		6,339,262

ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
BG Group PLC	58,900	1,465,499
Canadian Natural Resources Ltd.	29,460	1,456,743
Gazprom OAO, ADR	27,760	898,591
Royal Dutch Shell PLC, Class A Shares	49,038	1,782,241

TOTAL ENERGY		5,603,074

FINANCIALS - 16.7%
Capital Markets - 4.0%
Credit Suisse Group AG, Registered Shares	20,900	888,108
Deutsche Bank AG, Registered Shares	17,377	1,021,637
F&C Asset Management PLC	754,442	917,389
UBS AG, Registered Shares	38	682	*

Total Capital Markets		2,827,816

Commercial Banks - 6.6%
Banco Santander SA	63,624	738,656
Barclays PLC	178,515	794,830
DBS Group Holdings Ltd.	75,799	880,363
HSBC Holdings PLC	72,814	748,740
Sumitomo Mitsui Financial Group Inc.	47,500	1,476,737

Total Commercial Banks		4,639,326

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Insurance - 3.7%
AXA	74,616	$1,559,221
MS&AD Insurance Group Holdings Inc.	46,835	1,066,428

Total Insurance		2,625,649

Real Estate Management & Development - 2.4%
Cheung Kong Holdings Ltd.	64,000	1,044,924
GAGFAH SA	79,190	669,777

Total Real Estate Management & Development		1,714,701

TOTAL FINANCIALS		11,807,492

HEALTH CARE - 7.7%
Health Care Providers & Services - 1.8%
Rhoen-Klinikum AG	58,536	1,269,245

Pharmaceuticals - 5.9%
Astellas Pharma Inc.	20,803	770,296
Bayer AG, Registered Shares	10,050	778,229
Meda AB, Class A Shares	78,100	752,306
Takeda Pharmaceutical Co., Ltd.	17,800	830,296
Teva Pharmaceutical Industries Ltd., ADR	20,080	1,007,414

Total Pharmaceuticals		4,138,541

TOTAL HEALTH CARE		5,407,786

INDUSTRIALS - 14.7%
Airlines - 1.0%
easyJet PLC	129,100	706,011	*

Commercial Services & Supplies - 6.9%
Loomis AB, Class B Shares	67,520	1,069,725
Newalta Corp.	80,600	1,073,281
Shanks Group PLC	608,920	1,114,562
Séché Environnement	10,500	1,004,887
Tomra Systems ASA	77,504	633,458

Total Commercial Services & Supplies		4,895,913

Construction & Engineering - 1.3%
Foster Wheeler AG	24,800	932,976	*

Industrial Conglomerates - 3.2%
Siemens AG, Registered Shares	16,600	2,275,152

Professional Services - 1.2%
Teleperformance	21,958	827,917

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	27,640	767,261

TOTAL INDUSTRIALS		10,405,230

INFORMATION TECHNOLOGY - 9.4%
Electronic Equipment, Instruments & Components - 1.3%
Ingenico SA	19,829	887,872

Internet Software & Services - 1.4%
RADVision Ltd.	84,528	961,929	*

IT Services - 4.4%
Accenture PLC, Class A Shares	14,470	795,416
Cielo SA	75,150	637,048
Indra Sistemas SA	42,340	849,060
ITOCHU Techno-Solutions Corp.	25,000	809,389

Total IT Services		3,090,913

Office Electronics - 1.1%
Neopost SA	8,927	781,979

Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp.	49,200	886,049

TOTAL INFORMATION TECHNOLOGY		6,608,742

MATERIALS - 8.4%
Chemicals - 4.1%
Akzo Nobel NV	13,900	955,011
BASF SE	17,050	1,474,683
Symrise AG	15,200	445,692

Total Chemicals		2,875,386

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Containers & Packaging - 1.1%
Rexam PLC	134,670	$785,080

Metals & Mining - 1.9%
Barrick Gold Corp.	25,500	1,323,705

Paper & Forest Products - 1.3%
Sappi Ltd.	181,574	962,222	*

TOTAL MATERIALS		5,946,393

TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 4.0%
BCE Inc.	41,320	1,501,073
Swisscom AG, Registered Shares	2,867	1,278,211

Total Diversified Telecommunication Services		2,779,284

Wireless Telecommunication Services - 2.4%
Vodafone Group PLC	603,217	1,707,955

TOTAL TELECOMMUNICATION SERVICES		4,487,239

UTILITIES - 1.1%
Multi-Utilities - 1.1%
Veolia Environnement	25,740	800,343

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $60,448,514)		69,591,583

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with RBS Securities Inc.;
Proceeds at maturity - $816,002; (Fully collateralized by U.S. government obligations,
3.625% due 2/15/21; Market value - $832,334)
(Cost - $816,000)	0.110%	4/1/11	$816,000	816,000

TOTAL INVESTMENTS - 99.6% (Cost - $61,264,514#)				70,407,583
Other Assets in Excess of Liabilities - 0.4%				264,373

TOTAL NET ASSETS - 100.0%				$70,671,956

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

Summary of Investments by Country **

United Kingdom	15.7%
Japan	15.6
Germany	11.7
France	10.1
Canada	9.1
Netherlands	7.8
Switzerland	4.4
Ireland	4.1
Israel	2.8
Sweden	2.6
Spain	2.2
Mexico	1.9
Australia	1.7
Hong Kong	1.5
South Africa	1.4
Russia	1.3
Singapore	1.2
United States	1.2
South Korea	1.0
Luxembourg	0.9
Brazil	0.9
Norway	0.9
Belgium	0.0 ‡

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of March 31, 2011 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$69,591,583	—	—	$69,591,583
Short-term investments†	—	$816,000	—	816,000

Total investments	$69,591,583	$816,000	—	$70,407,583

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended March 31, 2011, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,336,734
Gross unrealized depreciation	(3,193,665)

Net unrealized appreciation	$9,143,069

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011